FAIR VALUE MEASUREMENTS - Summary of assets measured at fair value on recurring basis (Details) - Fair value measurements - Short-term Investments - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Assets measured at fair value	[1]	¥ 197,058	¥ 828,867
Level 2
FAIR VALUE MEASUREMENTS
Assets measured at fair value	[1]	¥ 197,058	¥ 828,867

[1]	Short-term investments represent structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.